UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                     Form 13F

                               FORM 13F COVER PAGE

   Report for the Calendar Year or Quarter Ended:  September 30, 2006

   Check here if Amendment [  ];    Amendment Number:  _________
        This Amendment   [  ]  is a restatement.
                         [  ] adds new holdings entries.

   Institutional Investment Manager Filing this Report :

   Name:    	Copper Beech Partners II, L.P.
   Address:	c/o Copper Beech Capital Advisors LLC
    		535 Madison Avenue, 6th Floor
                New York, NY 10022

   Form 13F File Number :     Unknown

   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

   Person Signing this Report on Behalf of Reporting Manager:

   Name:    Frank R. DeSantis, Jr.
   Title:   Managing Member of General Partner
   Phone:   (212) 381-1760

   Signature, Place, and Date of Signing:

   /s/ Frank R. DeSantis, Jr.      New York, NY       November 13, 2006
   ----------------------------  ------------------    ------------
        [Signature]                [City, State]          [Date]

   Report Type:

        [ ]   13F HOLDINGS REPORT

        [X]   13F NOTICE

        [ ]   13F COMBINATION REPORT

   List of Other Managers Reporting for this Manager:
   Form 13F File Number  Name
   028-10711             Frank R. DeSantis, Jr.